Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Mar. 13, 2021 USD ($)	Mar. 13, 2021 CNY (¥)
Commitments and Contingencies (Details) [Line Items]
Property, plant and equipment with net book value	$ 239,670				$ 219,404
Contingent liabilities				$ 400,000
Recognized contingent losses				$ 400,000
Wages and servance payables			$ 100,000
Recognized losses			$ 100,000
Substantially settle the labor arbitration cases (in Yuan Renminbi) | ¥		¥ 3,730,000
Severance payables	80,000.00	¥ 500,000
Qingdao Tiandihui Foodstuffs Co., Ltd. [Member]
Commitments and Contingencies (Details) [Line Items]
Land and factory buildings							$ 5,098,461	¥ 33,140,000
Gaochuang [Member]
Commitments and Contingencies (Details) [Line Items]
Cash deposit	$ 43,075					¥ 300,000